Segment Information Operating Results (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Depreciation		$ 103.7	$ 97.1	$ 101.3
Premium Revenue		19,899.1	18,398.5	17,103.4
Revenues		20,853.8	19,391.4	18,170.9
Pretax Profit (Loss)		(1,911.6)	(1,907.4)	(1,720.0)
Personal Lines
Segment Reporting Information [Line Items]
Premium Revenue		17,294.5	16,561.0	15,341.6
Commercial Lines
Segment Reporting Information [Line Items]
Premium Revenue		1,995.9	1,837.5	1,761.6
Property, Liability and Casualty Insurance Product Line
Segment Reporting Information [Line Items]
Depreciation		45.2
Premium Revenue		609.1	0.0	0.0
Other Indemnity
Segment Reporting Information [Line Items]
Premium Revenue		$ 0.4	$ 0.0	$ 0.2
Underwriting Operations
Segment Reporting Information [Line Items]
Underwriting Margin		7.50%	7.70%	6.50%
Combined Ratio		92.50%	92.30%	93.50%
Revenues		$ 19,899.1	$ 18,398.5	$ 17,103.4
Pretax Profit (Loss)		$ (1,495.2)	$ (1,410.3)	$ (1,120.1)
Underwriting Operations | Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin		6.50%	6.70%	6.60%
Combined Ratio		93.50%	93.30%	93.40%
Revenues	[1]	$ 17,294.5	$ 16,561.0	$ 15,341.6
Pretax Profit (Loss)	[1]	$ (1,116.6)	$ (1,106.4)	$ (1,016.8)
Underwriting Operations | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin		7.80%	7.50%	6.30%
Combined Ratio		92.20%	92.50%	93.70%
Revenues		$ 9,108.6	$ 9,087.0	$ 8,601.5
Pretax Profit (Loss)		$ (713.2)	$ (683.0)	$ (542.9)
Underwriting Operations | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin		4.90%	5.70%	7.00%
Combined Ratio		95.10%	94.30%	93.00%
Revenues		$ 8,185.9	$ 7,474.0	$ 6,740.1
Pretax Profit (Loss)		$ (403.4)	$ (423.4)	$ (473.9)
Underwriting Operations | Commercial Lines
Segment Reporting Information [Line Items]
Underwriting Margin		15.90%	17.20%	6.50%
Combined Ratio		84.10%	82.80%	93.50%
Pretax Profit (Loss)		$ (318.3)	$ (315.8)	$ (114.1)
Underwriting Operations | Property, Liability and Casualty Insurance Product Line
Segment Reporting Information [Line Items]
Underwriting Margin		10.10%	0.00%	0.00%
Combined Ratio		89.90%	0.00%	0.00%
Pretax Profit (Loss)		$ (61.3)	$ 0.0	$ 0.0
Underwriting Operations | Other Indemnity
Segment Reporting Information [Line Items]
Pretax Profit (Loss)		1.0	11.9	10.8
Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	[2]	302.0	309.1	291.8
Service Businesses
Segment Reporting Information [Line Items]
Revenues		86.3	56.0	39.6
Pretax Profit (Loss)		(8.8)	(5.1)	(0.8)
Investments
Segment Reporting Information [Line Items]
Revenues	[3]	567.3	632.6	740.4
Pretax Profit (Loss)		(544.5)	(613.7)	(721.6)
Gains (losses) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues		(0.9)	(4.8)	(4.3)
Pretax Profit (Loss)		0.9	4.8	4.3
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)		$ 136.0	$ 116.9	$ 118.2

[1]	Personal auto insurance accounted for 92% of the total Personal Lines segment net premiums earned in 2015, compared to 92% in 2014 and 91% in 2013; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, manufactured homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.